Acquisitions	9 Months Ended
Sep. 30, 2017
Retrospective Adjustments For Common Control Transactions [Abstract]
Acquisitions
Acquisitions

River Parish Acquisition
In November 2016, we acquired the River Parish NGL System, a non-affiliated party’s NGL logistics assets located in southeast Louisiana, consisting of pipelines and storage caverns connecting multiple fractionation facilities, refineries and a petrochemical facility. At the acquisition date, we recorded $183 million of PP&E and $3 million of goodwill. Our acquisition accounting was finalized during the first quarter of 2017, with no change to the provisional amounts recorded in 2016.

During 2016, we completed three acquisitions that were considered transfers of businesses between entities under common control, and therefore the related acquired assets were transferred at historical carrying value. Because these acquisitions were common control transactions in which we acquired businesses, our historical financial statements have been retrospectively adjusted as if we owned the acquired assets for all periods presented.

Fractionator Acquisitions
Initial Fractionator Acquisition. In February 2016, we entered into a Contribution, Conveyance and Assumption Agreement (CCAA) with subsidiaries of Phillips 66 to acquire a 25 percent controlling interest in Phillips 66 Sweeny Frac LLC (Sweeny Frac LLC) for total consideration of $236 million (the Initial Fractionator Acquisition). Total consideration consisted of the assumption of a $212 million note payable to a subsidiary of Phillips 66 and the issuance of 412,823 common units to Phillips 66 PDI and 8,425 general partner units to our General Partner to maintain its 2 percent general partner interest. The Initial Fractionator Acquisition closed in March 2016.

Subsequent Fractionator Acquisition. In May 2016, we entered into a CCAA with subsidiaries of Phillips 66 to acquire the remaining 75 percent interest in Sweeny Frac LLC and 100 percent of the Standish Pipeline for total consideration of $775 million (the Subsequent Fractionator Acquisition). Total consideration consisted of the assumption of $675 million of notes payable to a subsidiary of Phillips 66 and the issuance of 1,400,922 common units to Phillips 66 PDI and 286,753 general partner units to our General Partner to maintain its 2 percent general partner interest in us after also taking into account the public offering we completed in May 2016. The Subsequent Fractionator Acquisition closed in May 2016.

Eagle Acquisition
In October 2016, we entered into a CCAA with subsidiaries of Phillips 66 to acquire certain pipeline and terminal assets supporting four Phillips 66-operated refineries (the Eagle Acquisition). We paid Phillips 66 total consideration of $1,305 million, consisting of $1,109 million in cash and the issuance of 3,884,237 common units to Phillips 66 PDI and 208,783 general partner units to our General Partner to maintain its 2 percent general partner interest. The Eagle Acquisition closed in October 2016.

Bakken Pipeline/MSLP Acquisition
On September 19, 2017, we entered into a CCAA with subsidiaries of Phillips 66 to acquire an indirect 25 percent interest in each of Dakota Access, LLC and Energy Transfer Crude Oil Company, LLC (together, Bakken Pipeline) and a direct 100 percent interest in Merey Sweeny, L.P. (MSLP and the acquisitions pursuant to the CCAA, collectively, the Bakken Pipeline/MSLP Acquisition). We paid Phillips 66 total consideration of $1.65 billion, consisting of $372 million in cash, the assumption of $588 million of promissory notes payable to Phillips 66 and a $450 million term loan under which Phillips 66 was the obligor, and the issuance of 4,713,113 common units to P66 PDI and 292,665 general partner units to our General Partner to maintain its 2 percent general partner interest. The Bakken Pipeline/MSLP Acquisition closed on October 6, 2017.

See Note 15—Subsequent Events for additional information related to the assets acquired in the Bakken Pipeline/MSLP Acquisition.

The following tables present our previously reported results of operations and financial position giving effect to the Bakken Pipeline/MSLP Acquisition. The results of operations, balance sheets and cash flows of the Initial Fractionator Acquisition, Subsequent Fractionator Acquisition and Eagle Acquisition are included in our previously reported consolidated statement of income, consolidated balance sheet and consolidated statement of cash flows for the periods presented, within the first column. The second column in all tables presents the retrospective adjustments made to our historical financial information for the related acquired assets prior to the effective date of acquisition. The third column in all tables presents our supplemental combined financial information as retrospectively adjusted.

	Millions of Dollars
	Nine Months Ended September 30, 2017
Supplemental Combined Statement of Income	Phillips 66 Partners LP (As previously reported)	Acquired Bakken Pipeline/ MSLP Assets Predecessor	Combined Results
Revenues and Other Income
Operating revenues—related parties	$563	85	648
Operating revenues—third parties	32	—	32
Equity in earnings of affiliates	111	36	147
Other income	7	4	11
Total revenues and other income	713	125	838

Costs and Expenses
Operating and maintenance expenses	188	51	239
Depreciation	82	6	88
General and administrative expenses	48	4	52
Taxes other than income taxes	23	1	24
Interest and debt expense	71	1	72
Other expenses	1	—	1
Total costs and expenses	413	63	476
Income before income taxes	300	62	362
Provision for income taxes	1	1	2
Net income	299	61	360
Less: Net income attributable to Predecessors	—	61	61
Net income attributable to the Partnership	299	—	299
Less: General partner’s interest in net income attributable to the Partnership	112	—	112
Limited partners’ interest in net income attributable to the Partnership	$187	—	187

	Millions of Dollars
	September 30, 2017
Supplemental Combined Balance Sheet	Phillips 66 Partners LP (As previously reported)	Acquired Bakken Pipeline/ MSLP Assets Predecessor	Combined Results
Assets
Cash and cash equivalents	$2	—	2
Accounts receivable—related parties	66	—	66
Accounts receivable—third parties	4	—	4
Materials and supplies	12	—	12
Prepaid expenses	3	—	3
Total current assets	87	—	87
Equity investments	1,265	609	1,874
Net properties, plants and equipment	2,675	218	2,893
Goodwill	185	—	185
Deferred rentals and other	7	—	7
Total Assets	$4,219	827	5,046

Liabilities
Accounts payable—related parties	$10	—	10
Accounts payable—third parties	31	—	31
Accrued property and other taxes	21	—	21
Accrued interest	29	—	29
Short-term debt	17	25	42
Deferred revenues	25	—	25
Other current liabilities	2	(1)	1
Total current liabilities	135	24	159
Long-term debt	2,273	75	2,348
Asset retirement obligations	10	—	10
Accrued environmental costs	2	—	2
Deferred income taxes	3	2	5
Deferred revenues and other	21	1	22
Total Liabilities	2,444	102	2,546

Equity
Net investment—Predecessors	—	725	725
Common unitholders—public (2017—46,458,478 units issued and outstanding; 2016—43,134,902 units issued and outstanding)	1,966	—	1,966
Common unitholder—Phillips 66 (2017 and 2016—64,047,024 units issued and outstanding)	472	—	472
General partner—Phillips 66 (2017 and 2016—2,187,386 units issued and outstanding)	(662)	—	(662)
Accumulated other comprehensive loss	(1)	—	(1)
Total Equity	1,775	725	2,500
Total Liabilities and Equity	$4,219	827	5,046

	Millions of Dollars
	Nine Months Ended September 30, 2017
Supplemental Combined Statement of Cash Flows	Phillips 66 Partners LP (As previously reported)	Acquired Bakken Pipeline/ MSLP Assets Predecessor	Combined Results
Cash Flows From Operating Activities
Net income	$299	61	360
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	82	6	88
Deferred taxes	1	1	2
Adjustment to equity earnings for cash distributions received	2	(2)	—
Deferred revenues and other	(2)	—	(2)
Other	9	(1)	8
Working capital adjustments
Decrease (increase) in accounts receivable	13	—	13
Decrease (increase) in materials and supplies	(1)	—	(1)
Decrease (increase) in prepaid expenses and other current assets	1	1	2
Increase (decrease) in accrued interest	3	(1)	2
Increase (decrease) in deferred revenues	11	—	11
Increase (decrease) in other accruals	4	(1)	3
Net Cash Provided by Operating Activities	422	64	486

Cash Flows From Investing Activities
Cash and restricted cash received from combination of business	—	318	318
Collection of loan receivable	—	8	8
Cash capital expenditures and investments	(227)	(81)	(308)
Return of investment from equity affiliates	28	4	32
Net Cash Provided by (Used in) Investing Activities	(199)	249	50

Cash Flows From Financing Activities
Net contributions to Phillips 66 from Predecessors	—	(178)	(178)
Issuance of debt	1,383	—	1,383
Repayment of debt	(1,506)	(135)	(1,641)
Issuance of common units	171	—	171
Quarterly distributions to common unitholders—public	(78)	—	(78)
Quarterly distributions to common unitholder—Phillips 66	(113)	—	(113)
Quarterly distributions to General Partner—Phillips 66	(96)	—	(96)
Other cash contributions from Phillips 66	16	—	16
Net Cash Used in Financing Activities	(223)	(313)	(536)

Net Change in Cash, Cash Equivalents and Restricted Cash	—	—	—
Cash, cash equivalents and restricted cash at beginning of period	2	—	2
Cash, Cash Equivalents and Restricted Cash at End of Period	$2	—	2